BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Cash and equivalents	$ 19,989	$ 94,628	$ 19,989	$ 94,628	$ 70,076	$ 324,735	$ 66,098
Allowance for Doubtful Accounts Receivable, Current	40,712		$ 40,712		34,232	36,003
Film Costs					0	134,321
Loss on film costs					$ 0	134,321
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			6.00%		6.00%
Defined Benefit Plan, Benefits Paid	12,002	$ 20,654	$ 27,879	$ 45,143	$ 82,900	128,492
Deferred Tax Assets, Net, Noncurrent	0		0		0	0
Uninsured Bank Deposits [Member]
Accounting Policies [Line Items]
Cash and equivalents	$ 0		$ 0		$ 0	$ 222,553